Subsequent Events (Details) - Oct. 22, 2025 $ / shares in Units, pure in Thousands, $ in Thousands	USD ($) $ / shares	USD ($) ₪ / shares
Subsequent Events [Line Items]
Fair value of options	$ 400	$ 400
Option Plan 2011 [Member]
Subsequent Events [Line Items]
Grant of options to purchase	1,590,000	1,590,000
Israeli Share Option Plan [Member]
Subsequent Events [Line Items]
Grant of options to purchase	1,324,000	1,324,000
Exercise price | (per share)	$ 23.75	$ 7.2
Fair value of options	$ 3,249	$ 3,249
US Appendix [Member]
Subsequent Events [Line Items]
Grant of options to purchase	266,000	266,000
Exercise price | $ / shares	$ 7.14
Fair value of options	$ 653	$ 653